                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
                ------------------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                10020
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         (Address of principal executive offices)                 (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of September 30, 2004 is as follows:

                                 % OF
                              CONTROLLED
                              AFFILIATE   COST (c) (d)
CONTROLLED AFFILIATE (a)        OWNED        ($000S)      NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE
------------------------        -----        -------   -------------------------------------------------------------------------
FIT Capital Trading LLC          100%        $  780    U.S. Government treasury securities; 1.71%; sold October 2004

                                                       Repurchase agreement with Bear, Stearns & Co. Inc.; 2.00%
                                                       interest; repaid October 2004

RESG Acquisition LLC            89.7%         6,288    Common Stock of RESG MIDL Corp., owner of debt and equity interests in a portfolio of retail real estate

IVY TWR LLC (f)                  100%             -    SBAC Communications, a cell tower operator, 12% Senior Discount Notes;
                                                       sold during the period

FIT HUD Acquisition LLC          100%        12,986    Three assisted living facilities

FIT Pinn BL LLC (f)              100%             -    Pinnacle Holdings Inc., a cell tower operator, Discounted Secured
                                                       Notes; LIBOR + 4.5%; repaid February 2004

FIT DVI LLC                      100%        14,206    Secured debt of DVI Receivables Inc., a medical receivables company; 3.6%, due September 2010

Green Tree MH Investment       53.57%        79,219    100% of direct and indirect ownership in MH units in Green Tree
LLC                                                    Investment Holdings II LLC, representing servicing rights & residual interests in a portfolio of manufactured housing loans

                                             88,503    Note receivable; 12.00%; due June 2013

Green Tree HE/HI Investment    53.57%       106,798    100% of direct and indirect ownership in HE/HI units in Green Tree
LLC                                                    Investment Holdings II LLC, representing servicing rights & residual interests in a portfolio of home equity and home improvement loans

                                                960    Note receivable; 17.00%; due June 2009

Green Tree Residual                                    100% of direct and indirect ownership in residual units in Green Tree

Investment LLC                 53.57%             -    Investment Holdings II LLC

                                                960    Note receivable; 17.00%; due June 2009
Green Tree Investment

Holdings III LLC               53.57%        27,330    100% of direct ownership interest in insurance brokerage business

                                             38,016    Note receivable; 14.00%; due June 2013

                              NUMBER OF
                               SHARES,      DIVIDENDS,
                             PRINCIPAL/     INTEREST &
                              NOTIONAL       REALIZED
                               AMOUNT         GAINS     FAIR VALUE
CONTROLLED AFFILIATE (a)       (000S)         (000S)      (000S)
------------------------       ------         ------      ------
FIT Capital Trading LLC       $ 949,949     $      -    $ 949,949

                              $(949,230)           -     (949,230)
RESG Acquisition LLC                  1          (40)       6,288

IVY TWR LLC (f)               $       -        1,685            -

FIT HUD Acquisition LLC               -       (1,241)      14,242

FIT Pinn BL LLC (f)           $       -           89            -

FIT DVI LLC                   $  17,063        1,227       14,577

Green Tree MH Investment              -        9,499      163,592
LLC
                              $  88,503        8,246       88,503

Green Tree HE/HI Investment           -       13,120      140,087
LLC
                              $   1,185          137        1,185

Green Tree Residual
Investment LLC                        -            -            -
                              $     960          122          960

Green Tree Investment                 -            -       53,576
Holdings III LLC              $  38,016        3,466       38,016

Continued on next page

                              % OF
                           CONTROLLED
CONTROLLED AFFILIATE        AFFILIATE    COST (c) (d)
(a)                           OWNED        ($000S)        NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE
--------------------          -----        -------    ------------------------------------------------------------------------------
FIT ALT Investor LLC           100%         87,397    Loan to FEBC-ALT Investors, LLC, an operator of assisted living facilities;

                                                      15.00%; due December

                                                      15% Class A preferred membership interest in FEBC-ALT Investors, LLC

                                                      Common stock of Provident Senior Living Trust

                                                      Cash in escrow

Harbour Acquisition LP         100%         15,374    Non-performing, discounted term loan to WCM BETEILIGUNGS-UND GRUNDBESITZ AG, a
                                                      German property company; 5.5%;

                                                      Foreign currency hedges (e)

Fortress Cayman Partners       100%         26,138    50% indirect ownership interest in Simon Storage Group Ltd., a UK petroleum and chemical storage company

                                                      Foreign currency hedges (e)

FIT NBA LLC                    100%         53,946    Non-performing, discounted bonds of National Benevolent Association, a not-for-profit operator of continuing care and retirement assistance and assisted living facilities, interest rates ranging from 5.1%
                                                      to 7.625%; maturities ranging from October 2004 to March 2030.

                                                      Cash in escrow

FIT CP LLC                     100%         81,163    Non-performing, discounted bonds of Cornerstone Propane, a propane distribution company, interest rates ranging from 7.33% to 8.08%; maturities ranging from July 2005 to January 2013

FIT Mapeley Holdings           100%         19,351    Loan to Mapeley Holding Company, Ltd., the holding company of Mapeley Limited,
Ltd.                                                  a British real estate operating company

                                                      Foreign currency hedges (e)
FIT Aero Investments
Ltd.                           100%         33,897    90% of Aerofort Investments LLC, a lessor of aircraft

                                                      100% of FIT Aero Iceland Ltd, a lessor of aircraft

FIT LTC Holdings LLC           100%          9,039    Common stock of LTC Properties Inc., a real estate investment trust
                                        ----------
      Total Investments (b)             $  702,351
                                        ==========
                                   NUMBER OF
                                    SHARES,
                                  PRINCIPAL/   DIVIDENDS,
                                   NOTIONAL    INTEREST &
CONTROLLED AFFILIATE                AMOUNT      REALIZED    FAIR VALUE
(a)                                 (000S)    GAINS (000S)    (000S)
--------------------                ------    ------------    ------
FIT ALT Investor LLC             $  15,000            -       16,962
                                 $  49,894            -       56,392
                                       534            -        8,015
                                 $  14,485            -       14,485
Harbour Acquisition LP           E  18,713        8,251       22,552
                                          (e)         -         (240)
Fortress Cayman Partners                -             -       28,401
                                          (e)         -         (311)
FIT NBA LLC                      $  44,710                    33,581
                                 $  21,000            -       21,000
FIT CP LLC                       $  89,400            -       81,163

FIT Mapeley Holdings             L  10,650            -       25,821
Ltd.                                      (e)         -         (202)

FIT Aero Investments
Ltd.                                    -             -       21,342
                                                      -       12,547
FIT LTC Holdings LLC                   495          138        8,854
                                              ---------     --------
      Total Investments (b)                   $  44,699     $872,107
                                              =========     ========

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $733.6 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $138.5 million (gross unrealized appreciation of $155.5 million and gross unrealized depreciation of $17.0 million).

(c)   Net of returns of capital.

(d) Purchases/fundings occurred throughout the period, except the investment in FIT NBA LLC and FIT CP LLC, each of which occurred in January 2004, FIT Mapeley Holdings Ltd., which occurred in September 2004, FIT Aero Investments Ltd., which occurred in July 2004, and FIT LTC Holdings LLC, which occurred in August 2004.

(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

                                                           Fair
Notional                              Maturity            Value
 Amount                Currency         Date              (000s)
--------               --------       --------            ------
Harbour Acquisition LP
8,100,000                EUR          10/6/2004           $(115)
8,100,000                EUR          10/6/2004            (125)
                                                          -----
                                                          $(240)
                                                          =====

Fortress Cayman Partners
8,200,000                GBP          11/24/2004          $(158)
8,200,000                GBP          11/24/2004           (153)
                                                          -----
                                                          $(311)
                                                          =====

FIT Mapeley Holdings Ltd.
11,715,000               GBP          12/23/2004          $(202)
                                                          =====

(f) FIT II continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

ITEM 2. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

ITEM 3. EXHIBITS.

(a)(1) Certification of Chief Executive Officer.

(a)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II

By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    ---------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2004

By: /s/ Jeffrey Rosenthal
    -----------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2004